Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables.
Schedule of components of trade and other payables

	2025	2024
	$m	$m
Trade payables	382	394
Social security and other taxes	109	114
Other payables	86	119
Accruals	483	432
Contract liabilities[1]	292	312
Deferred consideration	16	21
Contingent consideration[2]	70	94
Total	1,438	1,486

Analysed as follows:
Other payables	25	38
Deferred consideration	—	1
Contingent consideration[2]	21	47
Total non-current portion	46	86
Current portion	1,392	1,400
Total	1,438	1,486
1.

Contract liabilities represents customer invoices where performance obligations have not yet been satisfied. All opening balances have subsequently been satisfied in the year. In most business categories, our customers are invoiced in advance or simultaneously with performance obligations being satisfied.

2.	Contingent consideration includes put option liability of $31m (2024: $33m).

Schedule of currency split of trade and other payables

	2025	2024
	$m	$m
Pound sterling	196	207
Euro	228	284
US dollar	667	666
Other currencies	347	329
Carrying value	1,438	1,486

Schedule of the ageing of trade payables

	2025	2024
	$m	$m
Less than one year	382	393
Between one and five years	—	1
More than five years	—	—
Total	382	394